SEGMENT REPORTING (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Total revenues	$ 971,995	$ 729,695	$ 519,029
Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	971,995	729,695	519,029
United States | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	484,523	364,070	255,495
EMEA | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	209,851	157,134	111,854
United Kingdom | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	101,538	73,236	50,625
Rest of the world | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	$ 176,083	$ 135,255	$ 101,055